Leases- Schedule of Operating and Finance Lease Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lease assets:
Operating lease ROU assets	$ 354	$ 345
Finance leases	$ 9	$ 7
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Premises and equipment, net	Premises and equipment, net
Total lease assets	$ 363	$ 352
Lease liabilities:
Operating leases	$ 396	$ 352
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities
Finance leases	$ 9	$ 7
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Borrowings	Other Borrowings
Total lease liabilities	$ 405	$ 359
Weighted-average remaining lease terms:
Operating leases	8 years 1 month 6 days	9 years 7 months 6 days
Finance leases	15 years 4 months 24 days	4 years 1 month 6 days
Weighted-average discount rate:
Operating leases	2.70%	2.19%
Finance leases	3.52%	2.34%